Concentrations (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [Member] | One Customer [Member]
Percentage of concentration risk	21.40%	17.00%	15.70%